Financial risk management (Details 2) (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Dec. 31, 2018
At June and December
Payables to third parties	R$ 4,581,475	R$ 4,324,198
Trade payables	239,508	165,246
Other payables	16,267	29,501
Due within 30 days
At June and December
Payables to third parties	3,893,580	3,968,125
Trade payables	206,972	141,958
Due within 31 to 120 days
At June and December
Payables to third parties	484,584	233,694
Trade payables	29,123	18,744
Trade payables to related parties	34,858	30,797
Due within 121 to 180 days
At June and December
Payables to third parties	98,117	66,967
Trade payables	3,064	1,358
Due within 181 to 360 days
At June and December
Payables to third parties	105,194	55,412
Trade payables	349	3,186
Other payables	R$ 16,267	R$ 29,501